GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
GENERAL

NOTE 1 - GENERAL:

A.	SMX (Security Matters) Public Limited Company (“Security Matters” or the “Company” and together with its subsidiaries, the “Group”) was incorporated in July 1, 2022 under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sessex Road, Dublin 4, Ireland, D04 T4A6. The Company was incorporated in 2022 as part of the Business Combination (see Note 1.B).

The Group provides one solution to solve both authentication and track and trace challenges in order to uphold supply chain integrity and provide quality assurance and brand accountability to producers of goods. Its technology works as a track and trace system using a marker, a reader and an algorithm to identify embedded sub-molecular particles in order to track and trace different components along a production process (or any other marked good along a supply chain) to the end producer. Its proprietary marker system embeds a permanent or removable (depending on the needs of the customer) mark on solid, liquid or gaseous objects or materials. Each marker is comprised of a combination of marker codes such that each marker is designed to be unique and unable to be duplicated. The marker system is coupled with an innovative patented reader that responds to signals from the marker and, together with a patented algorithm, captures the details of the product retrieved and stored on a blockchain digital ledger. Each marker can be stored, either locally on the reader and on private servers, cloud servers or on a blockchain ledger, to protect data integrity and custody.

B.	The Business Combination - the SPAC transaction (“Business Combination”):

On March 7, 2023 (the “Closing Date”) the Company completed its Business Combination with Lionheart III Corp (“Lionheart”), following that Lionheart and Security Matters PTY Ltd. (formerly named Security Matters Limited, which was incorporated in May 2018 under Australian law) became the Company’s wholly-owned subsidiaries and the Company listed its ordinary shares and public warrants on the NASDAQ stock market under the tickers SMX and SMXWW, respectively. On July 26, 2022, Security Matters PTY Ltd. and Lionheart, a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (the “BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders received the Company’s shares and warrants in exchange for their existing Lionheart shares and warrants and all shares existed in Security Matters PTY Ltd were cancelled in return for the Company’s shares and resulting in Security Matters PTY Ltd. becoming a wholly owned subsidiary of the Company. Security Matters PTY Ltd. shareholders received consideration of 1 ordinary share per 10.3624 Security Matters PTY Ltd. shares, having an implied value of $10.00 per ordinary share and the Company became the holder of all of the issued shares in Security Matters PTY Ltd. and Lionheart, with Security Matters PTY Ltd. being delisted from the Australian Stock Exchange.

The Business Combination resulted in 97.58% redemption by Lionheart’s public shareholders which resulted in leaving $3,061 of funds remaining in the trust account (See also Note 6 and Note 2.E as for the accounting treatment of the transaction in these financial statements).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

C.	The Company operates primarily through 8 wholly owned subsidiaries, all of which have been consolidated in these consolidated financial statements.

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2023	Percentage Owned December 31, 2022
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	-
Lionheart III Corp	USA	100%	**
SMX Circular Economy Platform PTE, Ltd.	Singapore	100%	*
SMX (Security Matters) Ireland Limited	Ireland	100%	*
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100	%***
Security Matters Canada Ltd.	Canada	100%	100	%***
Security Matters France Ltd.	France	100%	100	%***
SMX Beverages Pty Ltd.	Australia	100%	100	%***

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned June 30, 2023	Percentage Owned December 31, 2022
Yahaloma Technologies Inc.	Canada	50%	50	%***
True Gold Consortium Pty Ltd	Australia	44.4%	44.4	%***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Incorporated in 2023.
**	Merger occurred in March 2023.
***	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2022.

D.	During the six months ended June 30, 2023, the Company incurred operating losses and negative cash flows from operating activities. The Company has not yet generated revenues. As discussed in Note 4, during the period, the Company entered into binding loan agreements with existing shareholders. As discussed in Note 5.1, the Company executed an equity line agreement to raise up to $25,000 in consideration of the issuance of common stock over the course of 36 months with YA II PN, LTD (“Yorkville”). As discussed in Notes 4 and 9.4, the Company signed agreements to convert indebtedness by issuance of shares. As discussed in Note 9.3 the Company is continuing with additional capital raising, and post balance sheet date it received an additional $2,500 in funding. The Company has also the ability to decrease its expenses in order to meet its existing cash flow streams. Management believes that the proceeds from the recent funding agreements, combined with its cash on hand, equity line and the Company’s plans, are sufficient to meet the Company’s obligations as they come due in the foreseeable future. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for its long-term business plan.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 1 – GENERAL:

A.	SMX (Security Matters) Public Limited Company (the “Company”) was incorporated in July 1, 2022 under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sessex Road, Dublin 4, Ireland, D04 T4A6.

B.	The Corporation has not engaged in any activities except in connection with its formation.

C.

On July 26, 2022, Security Matters Limited and Lionheart III Corp (“Lionheart”), a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (“BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders receiving Security Matters Limited shares and warrants in exchange for their existing Lionheart shares and warrants and all shares in Security Matters Limited being cancelled in return for the Company’s shares and resulting in that Security Matters Limited becoming a wholly owned subsidiary of the Company.

On March 7, 2023 a business combination (the “Business Combination”) with Lionheart III Corp (“Lionheart”) was completed, following that the Company, which is newly-formed parent company – SMX (Security Matters) Public Limited Company, (formerly called Empatan Public Limited Company) was listed in the NASDAQ stock exchange under the ticker SMX.

Security matters limited [member]
IfrsStatementLineItems [Line Items]
GENERAL

NOTE 1 – GENERAL:

A.	Security Matters Limited (“Security Matters” or the “Company”, and together with its subsidiaries, the “Group”) was incorporated in May 2018 under Australian law. Security Matters’ registered address is Mespil Business Center, Mespil House, Sessex Road, Dublin 4, Ireland, D04 T4A6.

The Group engages in research and development to permanently and irrevocably “mark” any object either solid, liquid or gas, allowing identification, circularity, proof of authenticity, tracking supply chain movements and quality assurance for countless products in virtually every industry.

Security Matters’ technology comprises a chemical-based hidden “barcode” system, alongside a unique “reader” to identify these codes, and a blockchain record to store and protect ownership data. Security Matters offers a business-to-business (B2B), “white-label” solution that serves market leaders’ needs for authentication, supply chain integrity and quality assurance.

B.	On March 7, 2023 the business combination (the “Business Combination”) with Lionheart III Corp (“Lionheart”) was completed, following that a newly-formed parent company – SMX (Security Matters) Public Limited Company (“SMX PLC”), (formerly called Empatan Public Limited Company) is listed in the NASDAQ stock exchange under the ticker SMX.

On July 26, 2022, the Company and Lionheart, a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (“BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders receiving SMX PLC Shares and warrants in exchange for their existing Lionheart shares and warrants and all shares in the Company being cancelled in return for SMX PLC shares and resulting in the Company becoming a wholly owned subsidiary of SMX PLC.

The Business Combination resulted in 97.58% redemption and with 3,061 remaining funds in the trust account. The transaction cost amounted to 17,300.

C.	During the 12 months ended December 31, 2022, the Company incurred operating losses and negative cash flows from operating activities. The Company has not yet generated significant revenues. As discussed in Note 12, during the fourth quarter of 2022 the Company entered into binding loan agreements with existing shareholders. As discussed in Note 24 (4), the Company executed an equity line agreement. The Company has also the ability to decrease its expenses in order to meet its existing cash flow streams. Management believes that the proceeds from the recent funding agreements, combined with its cash on hand, equity line and the Company’s plans, are sufficient to meet the Company’s obligations as they come due in the foreseeable future. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for its long-term business plan.